Long-Term Debt - Additional Information - $140 Million Secured Loan Facility (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Nov. 30, 2014	Nov. 30, 2013
Debt Instrument [Line Items]
Maturity date of secured loan facility		Dec. 31, 2018
Minimum liquidity of Partnership			$ 17,000,000
Minimum EBITDA to interest ratio		250.00%
Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership			$ 1,000,000
Libor Plus [Member]
Debt Instrument [Line Items]
Long term debt interest rate description		LIBOR, plus a margin of 2.25%
140 Million Loan Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility						$ 140,000,000
140 Million Loan Facility [Member] | New Fortaleza and Recife Facility [Member]
Debt Instrument [Line Items]
Line of credit facility expiration period				5 years
Maturity date of secured loan facility		Jun. 30, 2019
Minimum liquidity of Partnership	$ 17,000,000
Minimum book equity ratio for Partnership	30.00%
Minimum EBITDA to interest ratio	250.00%
140 Million Loan Facility [Member] | New Fortaleza and Recife Facility [Member] | Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership	$ 1,000,000
140 Million Loan Facility [Member] | New Fortaleza and Recife Facility [Member] | Vessel Owned [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership	$ 1,500,000
140 Million Loan Facility [Member] | New Fortaleza and Recife Facility [Member] | First Two Years [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance	110.00%
140 Million Loan Facility [Member] | New Fortaleza and Recife Facility [Member] | Third and Fourth Years [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance	120.00%
140 Million Loan Facility [Member] | New Fortaleza and Recife Facility [Member] | Thereafter [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance	125.00%
140 Million Loan Facility [Member] | New Fortaleza and Recife Facility [Member] | Libor Plus [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage	2.125%			2.125%
Long term debt interest rate description		LIBOR plus a margin of 2.125%
140 Million Loan Facility [Member] | Senior Term Loan [Member] | New Fortaleza and Recife Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility	$ 140,000,000			$ 140,000,000
Credit facility replaced by new credit facility					$ 160,000,000